Payment Plan Receivables and Other Assets Held for Sale (Q3)	9 Months Ended
Sep. 30, 2017
Payment Plan Receivables and Other Assets Held for Sale [Abstract]
Payment Plan Receivables and Other Assets Held for Sale
15.	Payment Plan Receivables and Other Assets Held for Sale

On December 30, 2016 Mepco executed an Asset Purchase Agreement (the “APA”) with Seabury Asset Management LLC (“Seabury”). Pursuant to the terms of the APA, Mepco sold its payment plan processing business to Seabury effective May 1, 2017. We received cash totaling $33.4 million and recorded no gain or loss in 2017 as the assets were sold and the liabilities were assumed at book value.

Assets sold and liabilities assumed were as follows:

	May 1, 2017	December 31, 2016
	(In thousands)
Assets sold
Payment plan receivables	$33,128	$30,582
Commerical loans	525	794
Other assets	1,765	1,984
Total assets	$35,418	$33,360
Liabilities assumed	$1,972	$718

These assets and liabilities were categorized as “held for sale” in our December 31, 2016 Condensed Consolidated Statement of Financial Condition. These assets and corresponding liabilities held for sale were carried at the lower of cost or fair value on an aggregate basis. Fair value adjustments, if any, were recorded in current earnings.